Net financial expense - Additional Information (Details) - EUR (€) € in Thousands						12 Months Ended
	Sep. 08, 2022	Jul. 16, 2021	Mar. 16, 2021	Nov. 18, 2020	May 07, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net financial expense
Change in fair value of financial instruments						€ 637	€ (1,856)	€ (10,080)
Damages claimed, monetary		€ 1,500	€ 910
Expenses and legal cost for damage claim			€ 100
Financial indemnities							1,695
Net financial income related to Negma returning to Biophytis damages paid	€ 1,000					990	20	34
Convertible Notes to Negma [Member]
Net financial expense
Change in fair value of financial instruments							1,306
Damages claimed, monetary					€ 378		1,500
Expenses and legal cost for damage claim							100	€ 8
Late payment interest							87
Financial indemnities							1,695
Net financial income related to Negma returning to Biophytis damages paid				€ 378
Convertible Notes to Atlas [Member]
Net financial expense
Change in fair value of financial instruments						675	3,017
Derivatives [member]
Net financial expense
Change in fair value of financial instruments						€ 1,312	€ 150